Derivatives and Hedging - Summary of the Classification of Gains and Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded		$ (739)	$ (5,711)	$ 6,741
Gains (losses) on derivatives in cash flow hedges:
Amount of (loss) gain reclassified from accumulated other comprehensive loss	$ (5,400)	$ 83,696	$ (49,417)	$ (21,940)
Gains (losses) on derivatives not designated as hedging instruments:
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded
Total (losses) gains on derivative instruments		$ (33,017)	$ 58,781	$ 95,007
Derivative instruments designated as hedges | Other (expense) income, net
Gains (losses) on derivatives in cash flow hedges:
Amount of (loss) gain reclassified from accumulated other comprehensive loss		(24,689)	66,600	21,940
Amounts excluded from effectiveness testing		0	0	0
Derivative instruments designated as hedges | Interest rate contracts | Other (expense) income, net
Gains (losses) on derivatives in fair value hedges:
Hedged item		0	0	1,971
Derivatives designated as hedging instruments		0	0	(1,971)
Undesignated derivative instruments | Equity options | Other (expense) income, net
Gains (losses) on derivatives not designated as hedging instruments:
Gains (losses) on derivatives not designated as hedging instruments		(39,759)	(182,011)	(130,801)
Undesignated derivative instruments | Cash convertible notes embedded cash conversion option | Other (expense) income, net
Gains (losses) on derivatives not designated as hedging instruments:
Gains (losses) on derivatives not designated as hedging instruments		39,830	182,802	131,227
Undesignated derivative instruments | Foreign exchange forwards and options | Other (expense) income, net
Gains (losses) on derivatives not designated as hedging instruments:
Gains (losses) on derivatives not designated as hedging instruments		$ (8,399)	$ (8,610)	$ 72,641